Note 15 - Warehouse Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Line of Credit Facilities [Table Text Block]
		December 31, 2022		December 31, 2021
	Current	Maximum	Carrying	Maximum	Carrying
	Maturity	Capacity	Value	Capacity	Value
Facility A - SOFR plus 1.70%	October 19, 2023	$125,000	$1,924	$125,000	$70,694
Facility B - SOFR plus 1.70%	On demand	125,000	7,619	125,000	49,860
Facility C - SOFR plus 1.60%	April 27, 2023	150,000	14,743	150,000	42,357
		$400,000	$24,286	$400,000	$162,911